Accumulated Other Comprehensive Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated other comprehensive income
Beginning balance	CAD 10,353	CAD 9,112
Other comprehensive (loss) income	(46)	662
Ending balance	16,450	10,353
Unrealized foreign currency translation gains (losses) on net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	1,281	273
Other comprehensive income (loss), before tax	(54)	1,008
Accumulated other comprehensive income (loss), before tax, ending balance	1,227	1,281
(Losses) gains on hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(476)	(131)
Other comprehensive income (loss), before tax	4	(345)
Accumulated other comprehensive income (loss), before tax, ending balance	(472)	(476)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	1	2
Beginning balance	806	144
Other comprehensive income (loss), tax recovery (expense)	0	(1)
Other comprehensive (loss) income	(50)	662
Income tax recovery (expense), ending balance	1	1
Ending balance	756	806
Realized gain on available-for-sale investment
Accumulated other comprehensive income
Beginning balance	(2)	0
Other comprehensive (loss) income	2	(2)
Ending balance	0	(2)
Cash flow hedges (Note 30)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	3	1
Income tax recovery (expense), opening balance	(1)	0
Beginning balance	2	1
Other comprehensive income (loss), before tax	5	2
Other comprehensive income (loss), tax recovery (expense)	(2)	(1)
Other comprehensive (loss) income	3	1
Accumulated other comprehensive income (loss), before tax, ending balance	8	3
Income tax recovery (expense), ending balance	(3)	(1)
Ending balance	5	2
Unamortized net actuarial (losses) gains
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(20)	(20)
Other comprehensive income (loss), before tax	1	0
Accumulated other comprehensive income (loss), before tax, ending balance	(19)	(20)
Unamortized past service costs
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(1)	(2)
Other comprehensive income (loss), before tax	(2)	1
Accumulated other comprehensive income (loss), before tax, ending balance	(3)	(1)
Unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	6	6
Beginning balance	(15)	(16)
Other comprehensive income (loss), tax recovery (expense)	0	0
Other comprehensive (loss) income	(1)	1
Income tax recovery (expense), ending balance	6	6
Ending balance	(16)	(15)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	791	129
Other comprehensive (loss) income	(46)	662
Ending balance	CAD 745	CAD 791